Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement benefit plans expense
The components of retirement benefits expense follow:

	Three months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$32	$29	$15	$12	$5	$4
Interest cost	37	33	19	19	8	10
Expected return on plan assets	(56)	(45)	(21)	(19)	(1)	(2)
Amortization	33	29	7	4	4	3
	46	46	20	16	16	15
Settlement loss	10	5	—	—	—	—
Total expense	$56	$51	$20	$16	$16	$15

	Six months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$64	$58	$30	$24	$10	$8
Interest cost	74	67	39	38	17	19
Expected return on plan assets	(113)	(90)	(42)	(38)	(3)	(3)
Amortization	66	58	14	8	7	7
	91	93	41	32	31	31
Settlement loss	16	9	—	2	—	—
Total expense	$107	$102	$41	$34	$31	$31